Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 17—Related Party Transactions
Affiliate Purchases
For the 2021 Successor Period, 2021 Predecessor Period and 2020 Predecessor Period, certain employees of the Company had a non-controlling
ownership interest in an affiliated entity, Fathom Precision International Ltd., which supplies services to the Company. Purchases from such affiliate totaled $700, $9,165, and $6,438 for the 2021 Successor Period, the 2021 Predecessor Period, and the 2020 Predecessor Period, respectively.
Management Fees
MCT Holdings and Incodema Holdings entered into a management services agreement with an entity related through common ownership to the majority member in August 2018 and July 2020, respectively. For the periods ended 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period, the Company incurred expenses related to such management fees of approximately $0, $1,723, and $722, respectively. This agreement terminated in connection with the closing of the Business Connection.